Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value CHF 100/11,325 per share
Amount Registered | shares	25,000,000
Maximum Aggregate Offering Price	$ 49,500,000
Amount of Registration Fee	$ 6,835.95
Offering Note

(1)	Includes an indeterminable number of additional securities that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued by reason of any stock split, stock dividend or similar transaction.
(2)	Represents up to 25,000,000 outstanding Ordinary Shares issued to Lincoln Park (as defined in the registration statement to which this exhibit is attached).
(3)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on the Nasdaq Global Market on July 30, 2026 ($1.98 per Ordinary Share). This calculation is in accordance with Rule 457(c) of the Securities Act.